Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	May 21, 2021	Apr. 21, 2021	Apr. 16, 2021	Mar. 27, 2019
Sale of stock								$ 400,000		$ 430,000	$ 1,550,000
Sale of stock, shares								3,427,043		2,590,364	4,577,043
Stock issued during period, shares				30,000
Stock options, shares								625,008		224,000	557,506
Number of stock options granted								67,502		224,000	333,506
Note payable				$ 300,000		$ 1,000,000
Original issue discount											$ 100,000
Interest rate				1.00%	6.80%	1.00%
Maturity date				Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Related Party One [Member]
Original issue discount										$ 527,300	$ 270,645
Promissory Notes [Member] | Related Party One [Member]
Note payable				$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Note payable				$ 100,000
Common Stock [Member]
Stock issued during period, shares									3,427,043	2,590,364	4,577,043
Stock issued during the period, acquistions								600,000
Note Holder [Member]
Stock issued during period, shares						100,000
Subsequent Event [Member]
Loans payable												$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | Promissory Notes [Member]
Interest rate	1.00%
Maturity date	Dec. 25, 2021
Subsequent Event [Member] | Promissory Notes [Member] | Related Party One [Member]
Note payable	$ 265,958
Original issue discount	15,958
Subsequent Event [Member] | Promissory Notes [Member] | Related Party Two [Member]
Note payable	265,958
Original issue discount	$ 15,958
Subsequent Event [Member] | Technology License Agreement [Member]
Stock options, shares		2,000,000
Share issued price exercised		$ 1.00
Subsequent Event [Member] | Investor [Member]
Sale of stock			$ 115,000
Sale of stock, shares			115,000
Subsequent Event [Member] | Licensor [Member] | Technology License Agreement [Member]
Stock issued during period, shares							1,250,000
Subsequent Event [Member] | Licensor [Member] | Technology License Agreement [Member] | Common Stock [Member]
Stock issued during period, shares		1,000,000
Subsequent Event [Member] | Licensor [Member] | Technology License Agreement [Member]
Stock issued during period, shares		3,450,000
Stock issued during the period, acquistions		4,000,000
Share issued exercise description		Until the Company exercise one of these options, it will share with the licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.
Subsequent Event [Member] | Note Holder [Member]
Debt financing		$ 1,166,000												$ 1,166,000
Subsequent Event [Member] | Note Holder [Member] | Warrants [Member]
Warrants outstanding		400,000												400,000
Subsequent Event [Member] | Employees [Member]
Number of stock options granted							272,500